UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9054

                         Credit Suisse Opportunity Funds
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 10/31
Date of reporting period: July 1, 2004 - June 30, 2005

ITEM 1. PROXY VOTING RECORD

CREDIT SUISSE OPPORTUNITY FUNDS

=============================== HIGH INCOME FUND ===============================


ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589108
Meeting Date: JUN 2, 2005    Meeting Type: Annual
Record Date:  APR 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Kendall W. Cowan          For       For        Management
1.2   Elect  Director Schuyler B. Marshall      For       For        Management
1.3   Elect  Director Thomas F. Riley           For       Withhold   Management
1.4   Elect  Director Jane E. Shivers           For       For        Management
2     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management




============================= MUNICIPAL MONEY FUND =============================




========================== U.S. GOVERNMENT MONEY FUND ==========================

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         CREDIT SUISSE OPPORTUNITY FUNDS

By:      /s/ Steven Plump
         ----------------------------
         Steven Plump
         Chief Executive Officer

Date:    August 26, 2005